SIGNIFICANT ACCOUNTING POLICIES - Short-term and restricted bank deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents	$ 30,546	$ 24,535	$ 79,423
Restricted cash			5,100
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 30,546	$ 24,535	$ 84,523	$ 46,034